Derivatives - Fair Value Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Hedges [Line Items]
Deposits	€ 695,000	€ 668,000	€ 625,000
Carrying amount of Financial instruments designated as fair value hedges | Assets
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	19,696	17,305
Bonds at amortized cost	22,223	1,949
Loans at amortized cost	0
Carrying amount of Financial instruments designated as fair value hedges | Liabilities
Fair Value Hedges [Line Items]
Long-term debt	69,660	73,946
Deposits	1,046	1,072
Loans at amortized cost		0
Accumulated amount of fair value hedge adjustments - Total | Assets
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	(1,200)	(1,284)
Bonds at amortized cost	(407)	(21)
Loans at amortized cost	0
Accumulated amount of fair value hedge adjustments - Total | Liabilities
Fair Value Hedges [Line Items]
Long-term debt	(3,064)	(3,816)
Deposits	(125)	(162)
Loans at amortized cost		0
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships | Assets
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	5	1
Bonds at amortized cost	(1)	(1)
Loans at amortized cost	(1)	(1)
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships | Liabilities
Fair Value Hedges [Line Items]
Long-term debt	(85)	(101)
Deposits	0	0
Fair Value changes used for hedge effectiveness | Fair Value changes used for hedge effectiveness
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	(113)	(93)
Bonds at amortized cost	(385)	(10)
Long-term debt	(373)	(194)
Deposits	(5)	79
Loans at amortized cost	€ 0	€ 0